ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization and Variable Interest Entity (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reorganization and VIEs
Total expenses allocated from Qibutianxia to the Group	¥ 3,230	¥ 32,015	¥ 17,512
Exclusive Option Agreement
Reorganization and VIEs
Agreement term (in years)	10 years
Extended term of agreement (in years)	10 years
Exclusive Consultation and Services Agreement
Reorganization and VIEs
Agreement term (in years)	10 years
Extended term of agreement (in years)	10 years
Loan Agreement
Reorganization and VIEs
Notice Period for Termination of Agreement (in Months)	1 month
Equity Pledge Agreement
Reorganization and VIEs
Percentage of Equity interest pledged to WFOE	100.00%